Quarterly Holdings Report
for
Fidelity® Mid Cap Enhanced Index Fund
May 31, 2023
MCE-NPRT3-0723
1.870938.115
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.8%
Entertainment - 0.7%
Live Nation Entertainment, Inc. (a)	5,246	419,365
Playtika Holding Corp. (a)	269,581	2,703,897
Spotify Technology SA (a)	44,824	6,674,294
Warner Bros Discovery, Inc. (a)	148,147	1,671,098
		11,468,654
Interactive Media & Services - 0.1%
Vimeo, Inc. (a)	441,295	1,619,553
Media - 1.0%
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	112,037	3,134,795
Series C (a)	133,956	3,745,410
News Corp.:
Class A	109,779	2,010,053
Class B	127,584	2,357,752
The Trade Desk, Inc. (a)	80,729	5,657,488
		16,905,498
TOTAL COMMUNICATION SERVICES		29,993,705
CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.1%
Harley-Davidson, Inc.	44,483	1,383,866
Broadline Retail - 1.3%
eBay, Inc.	250,145	10,641,168
Etsy, Inc. (a)	57,319	4,645,705
Macy's, Inc. (b)	421,163	5,723,605
		21,010,478
Distributors - 0.9%
Genuine Parts Co.	75,828	11,293,064
LKQ Corp.	83,931	4,427,360
		15,720,424
Diversified Consumer Services - 0.5%
Duolingo, Inc. (a)	35,532	5,314,521
H&R Block, Inc.	118,892	3,548,926
		8,863,447
Hotels, Restaurants & Leisure - 3.3%
Airbnb, Inc. Class A (a)	15,574	1,709,558
Booking Holdings, Inc. (a)	3,462	8,685,362
Caesars Entertainment, Inc. (a)	189,396	7,767,130
Chipotle Mexican Grill, Inc. (a)	9,374	19,465,017
Draftkings Holdings, Inc. (a)	31,853	743,449
International Game Technology PLC	102,572	2,516,091
Las Vegas Sands Corp. (a)(b)	52,899	2,916,322
MGM Resorts International	205,384	8,069,537
Wendy's Co. (b)	60,523	1,332,111
Yum! Brands, Inc.	21,659	2,787,297
		55,991,874
Household Durables - 2.9%
D.R. Horton, Inc.	117,444	12,547,717
Lennar Corp. Class A	15,212	1,629,509
NVR, Inc. (a)	2,110	11,719,404
Toll Brothers, Inc.	154,828	10,481,856
TopBuild Corp. (a)	46,979	9,473,785
Whirlpool Corp. (b)	25,594	3,309,048
		49,161,319
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (a)	321,186	2,338,234
Specialty Retail - 3.4%
AutoZone, Inc. (a)	6,715	16,027,631
Bath & Body Works, Inc.	24,017	846,359
Dick's Sporting Goods, Inc.	46,856	5,974,609
GameStop Corp. Class A (b)	24,356	585,762
O'Reilly Automotive, Inc. (a)	20,944	18,918,925
Petco Health & Wellness Co., Inc. (a)	189,702	1,449,323
Ulta Beauty, Inc. (a)	21,951	8,996,178
Williams-Sonoma, Inc. (b)	43,881	4,980,932
		57,779,719
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	13,890	1,559,569
PVH Corp.	36,183	3,112,462
Tapestry, Inc.	252,379	10,100,208
Under Armour, Inc.:
Class A (sub. vtg.) (a)	169,791	1,224,193
Class C (non-vtg.) (a)	106,887	703,316
		16,699,748
TOTAL CONSUMER DISCRETIONARY		228,949,109
CONSUMER STAPLES - 3.1%
Consumer Staples Distribution & Retail - 0.1%
Kroger Co.	44,000	1,994,520
Food Products - 1.9%
Archer Daniels Midland Co.	47,764	3,374,527
Bunge Ltd.	6,833	633,009
Campbell Soup Co.	32,696	1,652,783
Conagra Brands, Inc.	266,980	9,309,593
Lamb Weston Holdings, Inc.	97,957	10,892,818
The Hershey Co.	23,467	6,094,380
		31,957,110
Household Products - 0.6%
Church & Dwight Co., Inc.	11,717	1,083,237
Colgate-Palmolive Co.	36,681	2,728,333
Kimberly-Clark Corp.	47,677	6,402,068
		10,213,638
Personal Care Products - 0.5%
Coty, Inc. Class A (a)	762,210	8,262,356
TOTAL CONSUMER STAPLES		52,427,624
ENERGY - 3.6%
Energy Equipment & Services - 0.5%
Halliburton Co.	291,743	8,358,437
Oil, Gas & Consumable Fuels - 3.1%
Cheniere Energy, Inc.	101,381	14,170,022
Coterra Energy, Inc.	245,253	5,702,132
Devon Energy Corp.	91,557	4,220,778
Diamondback Energy, Inc.	38,590	4,906,719
Marathon Oil Corp.	419,529	9,296,763
ONEOK, Inc.	107,920	6,114,747
Ovintiv, Inc.	24,233	801,385
The Williams Companies, Inc.	229,024	6,563,828
		51,776,374
TOTAL ENERGY		60,134,811
FINANCIALS - 11.2%
Banks - 1.7%
BOK Financial Corp.	16,369	1,331,127
Citizens Financial Group, Inc.	206,467	5,322,719
Columbia Banking Systems, Inc.	204,817	4,102,485
East West Bancorp, Inc.	100,075	4,788,589
Fifth Third Bancorp	459,269	11,146,459
First Hawaiian, Inc.	56,543	932,394
New York Community Bancorp, Inc.	120,816	1,241,988
Regions Financial Corp.	58,728	1,014,233
		29,879,994
Capital Markets - 4.9%
Affiliated Managers Group, Inc.	3,812	530,211
Ameriprise Financial, Inc.	15,252	4,552,264
Bank of New York Mellon Corp.	301,807	12,132,641
Cboe Global Markets, Inc.	37,640	4,984,289
FactSet Research Systems, Inc.	5,013	1,929,454
Interactive Brokers Group, Inc.	114,036	8,807,000
Janus Henderson Group PLC	27,887	732,870
Jefferies Financial Group, Inc.	91,202	2,742,444
LPL Financial	25,397	4,946,828
MSCI, Inc.	1,245	585,810
NASDAQ, Inc.	228,489	12,646,866
Raymond James Financial, Inc.	107,137	9,679,828
Robinhood Markets, Inc. (a)(b)	303,585	2,707,978
Stifel Financial Corp.	139,105	7,730,065
Tradeweb Markets, Inc. Class A	105,766	7,081,034
Virtu Financial, Inc. Class A	42,940	755,315
		82,544,897
Consumer Finance - 0.6%
Synchrony Financial	315,923	9,780,976
Financial Services - 0.9%
Fidelity National Information Services, Inc.	45,074	2,459,688
FleetCor Technologies, Inc. (a)	10,740	2,433,147
The Western Union Co.	425,625	4,847,869
WEX, Inc. (a)	34,146	5,663,114
		15,403,818
Insurance - 3.1%
AFLAC, Inc.	14,005	899,261
Assurant, Inc.	14,764	1,771,532
Axis Capital Holdings Ltd.	28,104	1,458,598
Brown & Brown, Inc.	184,989	11,530,364
Everest Re Group Ltd.	27,420	9,323,348
F&G Annuities & Life, Inc.	6,477	133,944
Hartford Financial Services Group, Inc.	49,496	3,391,466
Prudential Financial, Inc.	111,360	8,762,918
Reinsurance Group of America, Inc.	32,391	4,534,740
Unum Group	238,303	10,354,265
		52,160,436
TOTAL FINANCIALS		189,770,121
HEALTH CARE - 12.0%
Biotechnology - 3.3%
Biogen, Inc. (a)	31,709	9,398,865
Exact Sciences Corp. (a)	117,209	9,561,910
Exelixis, Inc. (a)	370,419	7,141,678
Gilead Sciences, Inc.	99,363	7,644,989
Horizon Therapeutics PLC (a)	22,864	2,287,086
Incyte Corp. (a)	110,651	6,810,569
Ionis Pharmaceuticals, Inc. (a)	6,019	246,177
Regeneron Pharmaceuticals, Inc. (a)	2,504	1,841,842
Sarepta Therapeutics, Inc. (a)	28,190	3,484,284
Seagen, Inc. (a)	9,425	1,844,473
United Therapeutics Corp. (a)	21,068	4,418,802
		54,680,675
Health Care Equipment & Supplies - 3.9%
Abiomed, Inc. (c)	3,289	9,176
Align Technology, Inc. (a)	43,155	12,198,192
Becton, Dickinson & Co.	2,319	560,641
Boston Scientific Corp. (a)	63,356	3,261,567
Dentsply Sirona, Inc.	129,703	4,684,872
DexCom, Inc. (a)	831	97,443
Hologic, Inc. (a)	107,703	8,496,690
IDEXX Laboratories, Inc. (a)	31,184	14,493,388
Lantheus Holdings, Inc. (a)	74,590	6,458,748
Penumbra, Inc. (a)	8,793	2,702,441
Zimmer Biomet Holdings, Inc.	101,005	12,861,977
Zimvie, Inc. (a)	23,607	235,598
		66,060,733
Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	43,311	7,369,367
Cardinal Health, Inc.	17,260	1,420,498
Centene Corp. (a)	18,308	1,142,602
Cigna Group	8,752	2,165,332
Elevance Health, Inc.	18,731	8,388,116
Humana, Inc.	2,009	1,008,257
Molina Healthcare, Inc. (a)	38,466	10,535,837
Premier, Inc.	35,006	875,150
Quest Diagnostics, Inc.	9,151	1,213,880
		34,119,039
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)	144,296	7,569,768
Agilent Technologies, Inc.	8,566	990,829
IQVIA Holdings, Inc. (a)	6,011	1,183,626
Mettler-Toledo International, Inc. (a)	9,803	12,958,292
Syneos Health, Inc. (a)	220,823	9,186,237
		31,888,752
Pharmaceuticals - 0.9%
Elanco Animal Health, Inc. (a)	257,195	2,096,139
Jazz Pharmaceuticals PLC (a)	15,846	2,030,823
Royalty Pharma PLC	84,618	2,770,393
Viatris, Inc.	939,328	8,594,851
		15,492,206
TOTAL HEALTH CARE		202,241,405
INDUSTRIALS - 19.0%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	55,641	10,733,705
Parsons Corp. (a)	154,174	6,890,036
Textron, Inc.	164,925	10,203,910
		27,827,651
Air Freight & Logistics - 0.5%
FedEx Corp.	37,870	8,254,903
Building Products - 2.0%
Allegion PLC	58,420	6,118,911
Builders FirstSource, Inc. (a)	3,285	380,896
Carrier Global Corp.	270,545	11,065,291
Fortune Brands Home & Security, Inc.	22,579	1,364,901
Johnson Controls International PLC	11,821	705,714
Trane Technologies PLC	81,675	13,331,810
		32,967,523
Commercial Services & Supplies - 2.0%
Cintas Corp.	34,901	16,478,158
MSA Safety, Inc.	1,564	215,144
Republic Services, Inc.	100,098	14,176,880
Tetra Tech, Inc.	15,732	2,162,678
		33,032,860
Construction & Engineering - 0.6%
AECOM	124,090	9,685,225
EMCOR Group, Inc.	1,790	295,064
Valmont Industries, Inc.	3,549	930,796
		10,911,085
Electrical Equipment - 2.0%
Acuity Brands, Inc.	35,190	5,302,781
AMETEK, Inc.	100,440	14,570,831
Atkore, Inc. (a)	14,448	1,687,093
nVent Electric PLC	236,134	10,243,493
Regal Rexnord Corp.	14,199	1,844,308
		33,648,506
Ground Transportation - 0.9%
Avis Budget Group, Inc. (a)	5,099	855,561
Hertz Global Holdings, Inc. (a)(b)	88,827	1,392,807
Old Dominion Freight Lines, Inc.	3,981	1,235,862
Uber Technologies, Inc. (a)	61,054	2,315,778
XPO, Inc. (a)	191,123	8,969,402
		14,769,410
Machinery - 4.0%
AGCO Corp.	79,119	8,725,243
Allison Transmission Holdings, Inc.	206,206	9,753,544
Cummins, Inc.	60,562	12,379,478
Donaldson Co., Inc.	26,289	1,538,695
Fortive Corp.	162,908	10,606,940
Graco, Inc.	24,021	1,837,366
Otis Worldwide Corp.	38,523	3,062,964
PACCAR, Inc.	195,916	13,475,102
Parker Hannifin Corp.	17,648	5,655,125
Snap-On, Inc.	3,901	970,803
		68,005,260
Marine Transportation - 0.1%
Kirby Corp. (a)	28,508	2,040,032
Passenger Airlines - 1.5%
Delta Air Lines, Inc. (a)	369,628	13,428,585
United Airlines Holdings, Inc. (a)	251,414	11,933,366
		25,361,951
Professional Services - 1.3%
Booz Allen Hamilton Holding Corp. Class A	89,183	8,970,026
CoStar Group, Inc. (a)	46,847	3,719,652
ExlService Holdings, Inc. (a)	6,748	1,018,543
KBR, Inc.	9,609	567,123
Leidos Holdings, Inc.	74,008	5,777,064
Paychex, Inc.	12,772	1,340,166
		21,392,574
Trading Companies & Distributors - 2.5%
Fastenal Co.	267,339	14,396,205
MSC Industrial Direct Co., Inc. Class A	21,742	1,955,041
United Rentals, Inc.	37,300	12,450,367
W.W. Grainger, Inc.	21,603	14,020,779
		42,822,392
TOTAL INDUSTRIALS		321,034,147
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.2%
Arista Networks, Inc. (a)	95,276	15,848,210
Juniper Networks, Inc.	258,476	7,849,916
Motorola Solutions, Inc.	46,106	12,998,204
		36,696,330
Electronic Equipment, Instruments & Components - 0.8%
Keysight Technologies, Inc. (a)	84,139	13,613,690
Vontier Corp.	10,200	302,328
		13,916,018
IT Services - 2.6%
Amdocs Ltd.	72,310	6,809,433
Gartner, Inc. (a)	10,810	3,706,317
GoDaddy, Inc. (a)	108,735	7,978,974
Kyndryl Holdings, Inc. (a)	112,940	1,418,526
MongoDB, Inc. Class A (a)	7,555	2,219,583
Twilio, Inc. Class A (a)(b)	178,839	12,450,771
Wix.com Ltd. (a)	107,733	8,211,409
		42,795,013
Semiconductors & Semiconductor Equipment - 2.5%
Allegro MicroSystems LLC (a)	74,202	2,918,365
Cirrus Logic, Inc. (a)	62,443	4,850,572
Enphase Energy, Inc. (a)	52,091	9,057,583
First Solar, Inc. (a)	3,893	790,123
Lattice Semiconductor Corp. (a)	123,926	10,076,423
Monolithic Power Systems, Inc.	9,400	4,605,154
onsemi (a)	34,680	2,899,248
Qorvo, Inc. (a)	68,530	6,665,228
		41,862,696
Software - 8.9%
AppLovin Corp. (a)(b)	23,109	577,956
Cadence Design Systems, Inc. (a)	74,788	17,269,297
DocuSign, Inc. (a)	104,275	5,881,110
Dropbox, Inc. Class A (a)	455,875	10,494,243
Fortinet, Inc. (a)	187,854	12,836,064
HubSpot, Inc. (a)	23,655	12,253,053
Manhattan Associates, Inc. (a)	5,599	1,015,771
New Relic, Inc. (a)	130,105	9,165,897
Nutanix, Inc. Class A (a)	108,285	3,207,402
Palo Alto Networks, Inc. (a)	41,377	8,829,438
RingCentral, Inc. (a)	279,846	9,710,656
Splunk, Inc. (a)	122,453	12,158,358
Synopsys, Inc. (a)	47,193	21,470,934
Teradata Corp. (a)	213,888	10,022,792
Unity Software, Inc. (a)(b)	23,380	694,854
Workday, Inc. Class A (a)	44,265	9,383,737
Zoom Video Communications, Inc. Class A (a)	85,072	5,710,883
		150,682,445
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc. Class A (a)	183,356	5,278,819
Western Digital Corp. (a)	5,287	204,766
		5,483,585
TOTAL INFORMATION TECHNOLOGY		291,436,087
MATERIALS - 6.6%
Chemicals - 2.7%
CF Industries Holdings, Inc.	14,410	886,359
Corteva, Inc.	273,981	14,655,244
Element Solutions, Inc.	435,740	7,812,818
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,222,016	1,930,785
Olin Corp.	103,514	4,897,247
The Chemours Co. LLC	314,872	8,340,959
Westlake Corp.	75,951	7,895,106
		46,418,518
Construction Materials - 1.6%
Martin Marietta Materials, Inc.	32,749	13,035,412
Vulcan Materials Co.	68,054	13,304,557
		26,339,969
Containers & Packaging - 0.7%
Avery Dennison Corp.	7,769	1,251,819
Berry Global Group, Inc.	27,678	1,583,458
Graphic Packaging Holding Co.	82,513	1,972,061
Sealed Air Corp.	41,010	1,552,229
Sonoco Products Co.	9,653	577,829
WestRock Co.	146,076	4,091,589
		11,028,985
Metals & Mining - 1.6%
Nucor Corp.	104,629	13,817,306
Reliance Steel & Aluminum Co.	11,211	2,630,997
Steel Dynamics, Inc.	116,027	10,662,881
United States Steel Corp. (b)	19,186	401,371
		27,512,555
TOTAL MATERIALS		111,300,027
REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Apartment Income (REIT) Corp.	48,265	1,674,313
Boston Properties, Inc.	4,976	242,182
Brixmor Property Group, Inc.	79,029	1,582,951
EastGroup Properties, Inc.	6,236	1,026,508
EPR Properties	37,400	1,559,954
Federal Realty Investment Trust (SBI)	29,966	2,643,001
Gaming & Leisure Properties	166,260	8,003,756
Highwoods Properties, Inc. (SBI)	137,264	2,838,620
Invitation Homes, Inc.	46,509	1,575,725
Iron Mountain, Inc.	19,329	1,032,555
Kilroy Realty Corp.	88,063	2,390,030
Life Storage, Inc.	1,727	220,003
National Retail Properties, Inc.	235,163	10,003,834
National Storage Affiliates Trust	244,108	8,936,794
Park Hotels & Resorts, Inc.	294,350	3,808,889
Public Storage	30,492	8,638,384
Regency Centers Corp.	123,902	6,971,966
Rexford Industrial Realty, Inc.	34,130	1,858,037
Ryman Hospitality Properties, Inc.	48,503	4,449,180
SBA Communications Corp. Class A	31,105	6,898,467
Simon Property Group, Inc.	101,063	10,626,774
Spirit Realty Capital, Inc.	123,920	4,840,315
VICI Properties, Inc.	239,763	7,415,870
		99,238,108
Real Estate Management & Development - 0.5%
Zillow Group, Inc.:
Class A (a)	83,334	3,732,530
Class C (a)	119,395	5,445,606
		9,178,136
TOTAL REAL ESTATE		108,416,244
UTILITIES - 4.3%
Electric Utilities - 1.1%
Entergy Corp.	7,631	749,364
FirstEnergy Corp.	174,659	6,530,500
Hawaiian Electric Industries, Inc.	217,248	7,801,376
OGE Energy Corp.	5,798	204,553
Xcel Energy, Inc.	46,015	3,004,319
		18,290,112
Gas Utilities - 0.4%
National Fuel Gas Co.	96,811	4,928,648
UGI Corp.	95,187	2,662,380
		7,591,028
Independent Power and Renewable Electricity Producers - 1.1%
Brookfield Renewable Corp.	81,035	2,721,155
Clearway Energy, Inc.:
Class A	26,053	715,936
Class C	133,764	3,843,040
The AES Corp.	412,457	8,141,901
Vistra Corp.	149,065	3,573,088
		18,995,120
Multi-Utilities - 1.7%
Consolidated Edison, Inc.	117,416	10,954,913
DTE Energy Co.	4,914	528,746
NiSource, Inc.	166,710	4,482,832
WEC Energy Group, Inc.	143,212	12,509,568
		28,476,059
TOTAL UTILITIES		73,352,319
TOTAL COMMON STOCKS (Cost $1,565,372,447)		1,669,055,599

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	12,338,486	12,340,954
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	17,843,773	17,845,557
TOTAL MONEY MARKET FUNDS (Cost $30,186,511)		30,186,511

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,595,558,958)	1,699,242,110
NET OTHER ASSETS (LIABILITIES) - (0.7)% (f)	(12,272,309)
NET ASSETS - 100.0%	1,686,969,801

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	46	Jun 2023	11,081,400	(138,579)	(138,579)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $734,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	21,467,918	299,468,366	308,595,330	643,523	-	-	12,340,954	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	41,395,337	163,232,055	186,781,835	110,725	-	-	17,845,557	0.1%
Total	62,863,255	462,700,421	495,377,165	754,248	-	-	30,186,511

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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